Label	Element	Value
Parent Company [Member]
Proceeds from Stock Options Exercised	us-gaap_ProceedsFromStockOptionsExercised	¥ 10,047,000
Proceeds from Stock Options Exercised	us-gaap_ProceedsFromStockOptionsExercised	¥ 1,457,000